Earnings Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding of common shares	3	1